Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Net loss for the year	$ (32,467)	$ (28,771)	$ (20,461)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	42	39	35
Amortization of discount (premium) on marketable debt securities	121	90	(105)
Gain on sale of marketable debt securities	(37)	(527)	(9)
Finance expenses	6	31	3
Interest income from short-term deposits	7	(285)	(63)
Stock-based compensation expense	1,886	2,066	2,231
Changes in operating assets and liabilities:
Decrease (increase) in other accounts receivable	(313)	15	(609)
Increase (decrease) in trade payables	(2,175)	1,047	4,185
Increase (decrease) in other accounts payable	38	8	(144)
Net cash used in operating activities	(32,892)	(26,287)	(14,937)
Cash flow from investing activities
Purchase of property and equipment	(11)	(44)	(12)
Increase in restricted deposit	(1)
Investment in securities, available for sale	(13,569)	(55,034)	(72,600)
Proceeds from sale of securities, available for sale	21,243	47,198	101,098
Proceeds from (investment in) short-term deposits, net	3,800	24,416	(21,808)
Net cash provided by investing activities	11,462	16,536	6,678
Cash flow from financing activities
Proceeds from Issuance Initial Public Offering	8,147
Proceeds from Issuance of Common Stock	9,221	707
Proceeds from exercise of options		61	143
Net cash provided by financing activities	17,368	768	143
Decrease in cash, cash equivalents and restricted cash	(4,062)	(8,983)	(8,116)
Cash and cash equivalents and restricted cash at the beginning of the year	7,060	16,043	24,159
Cash, cash equivalents and restricted cash at the end of the year	2,998	7,060	16,043
Supplemental disclosure of cash flow information:
Cash received from interest	562	1,192	1,953
Non-cash transactions:
Recognition of right-of-use asset and lease liabilities from adoption of ASU 2016-02, net			653
Right-of-use assets obtained in exchange for new operating lease liabilities, net	$ 199	$ 35